Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

	March 31, 2022	December 31, 2021

Insurance	$26,071	$30,666
Legal Fees	4,480	16,180
Deposit for equipment purchase	25,288	25,288
Operating ROU asset – short term portion	177,453	—
Deposit for leased equipment purchase (Note 11)	153,126	153,126
Total	$386,418	$225,260

	December 31, 2021	December 31, 2020

Insurance	$30,666	$33,569
Legal Fees	16,180	—
Deposit for equipment purchase	25,288	—
Deposit for leased equipment purchase (Note 11)	153,126	—
Total	$225,260	$33,569